INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Fair Value Of The Equity Method Investment	the Company was deemed to have significant influence resulting in the Company accounting for these investments under the equity method (in thousands):

	LOB Group, Inc.	5042 Real Estate Investment, LLC	Reeform, LLC	Lompoc TIC, LLC	TOTAL
Balance December 31, 2022	$2,303	$1,780	$—	$163	$4,246
Additions	—	—	183	—	183
Gain (Loss) on Equity Method Investments	(2,303)	191	(19)	29	(2,102)
Balance December 31, 2023	—	1,971	164	192	2,327
Gain (Loss) on Equity Method Investments	—	194	(164)	(16)	14
Balance at December 31, 2024	$—	$2,165	$—	$176	$2,341